COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares SINA	Ordinary Shares Alibaba USD ($)	Ordinary Shares IPO USD ($)	Ordinary Shares USD ($)	Additional Paid-In Capital SINA USD ($)	Additional Paid-In Capital Alibaba USD ($)	Additional Paid-In Capital IPO USD ($)	Additional Paid-In Capital USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit USD ($)	Non-controlling Interests USD ($)	SINA USD ($)	Alibaba USD ($)	IPO USD ($)	Total USD ($)
Balance at Dec. 31, 2011				$ 35				$ 26,597	$ 993	$ (134,250)					$ (106,625)
Balance (in shares) at Dec. 31, 2011				140,000,000
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan				1				1,230							1,231
Issuance of ordinary shares pursuant to stock plan (in shares)				3,445,000
Repurchase of vested options								(7,883)							(7,883)
Non-cash stock-based compensation								1,837							1,837
Net income (loss)										(102,486)					(102,486)
Currency translation adjustments									18						18
Balance at Dec. 31, 2012				36				21,781	1,011	(236,736)					(213,908)
Balance (in shares) at Dec. 31, 2012				143,445,000
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan								1,258							1,258
Issuance of ordinary shares pursuant to stock plan (in shares)				3,449,000
Issuance of ordinary shares (either in IPO or to related party)		1				39,037							39,038
Issuance of ordinary shares (either in IPO or to related party) (in shares)		3,498,000
Repurchase of vested options								(37,959)							(37,959)
Non-cash stock-based compensation								4,105							4,105
Deemed contribution from SINA								13,092				13,092			13,092
Legal transfer of Weibo Interactive and recognition of amount due to SINA								(10,080)				(10,080)			(10,080)
Net income (loss)										(38,115)					(38,115)
Currency translation adjustments								118	(490)						(372)
Balance at Dec. 31, 2013				37				31,352	521	(274,851)					(242,941)
Balance (in shares) at Dec. 31, 2013				150,392,000											150,392,000
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan				1				1,918							1,919
Issuance of ordinary shares pursuant to stock plan (in shares)				3,900,000
Issuance of ordinary shares (either in IPO or to related party)			5			42,224	301,273						42,224	301,278
Issuance of ordinary shares (either in IPO or to related party) (in shares)		2,923,000	19,320,000
Deemed contribution from related party					61,176	15,300						61,176	15,300
Repurchase of ordinary shares from SINA					(42,224)							(42,224)
Repurchase of ordinary shares from SINA (in shares)	(2,923,000)
Conversion of preferred shares into ordinary shares				8				479,604							479,612
Conversion of preferred shares into ordinary shares (in shares)				30,046,000
Non-cash stock-based compensation								13,779							13,779
Purchase of subsidiaries' shares from non-controlling interests											315				315
Deemed contribution from SINA												61,176			61,176
Net income (loss)										(63,378)	744				(62,634)
Currency translation adjustments									(1,397)		(4)				(1,401)
Unrealized loss on available-for-sale securities									(2,067)						(2,067)
Balance at Dec. 31, 2014				$ 51				$ 904,402	$ (2,943)	$ (338,229)	$ 1,055				$ 564,336
Balance (in shares) at Dec. 31, 2014				203,658,000											203,658,000